Accounts Payable, Other Payables and Accruals - Schedule of Accounts Payable, Other Payables and Accruals (Details) - USD ($) $ in Thousands		Oct. 31, 2024	Oct. 31, 2023
Schedule of Accounts Payable, Other Payables and Accruals [Line Items]
Total accounts payable		$ 1,590	$ 69
Payable to former subsidiaries			15,346
Other payables and accruals		8,184	3,568
Interest payable		1,630
Lease liabilities (note)	[1]	186
Total other payables and accruals		10,000	18,914
Digital Solutions Services [Member]
Schedule of Accounts Payable, Other Payables and Accruals [Line Items]
Total accounts payable		408
Media and Entertainment Services [Member]
Schedule of Accounts Payable, Other Payables and Accruals [Line Items]
Total accounts payable		714
Hotel operations, hospitality and VIP services [Member]
Schedule of Accounts Payable, Other Payables and Accruals [Line Items]
Total accounts payable		$ 468	$ 69

[1]	The weighted average incremental borrowing rate applied to lease liabilities is 3.72% and 4.92%, respectively, for the six months ended October 31, 2023 and year ended October 31, 2024.